Income Taxes - Additional information (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2013
Income Tax Rate Reconciliation
Entrance tax									$ 3,000
Entrance tax, annual decline in gain					20.00%
Income tax rate, deferred tax liabilities	22.00%	22.00%
Entrance tax payable, current			$ 100	$ 100
Entrance tax payable, non current					$ 200		$ 200
Entrance tax payable related to acquisition								$ 100
Deferred tax assets recognized					$ 0		$ 0
Norwegian Ordinary Tax Regime [Member]
Income Tax Rate Reconciliation
Ordinary income tax rate						22.00%